Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Statement of comprehensive income [abstract]
Revenue	$ 66,053	$ 63,216
Operating expenses
Cost of goods sold	20,970	21,125
Other production-related costs	1,051	67
Amortization of other asset	4,881	4,884
Research and development expenses net of tax credits of $296 (2019 – nil)	18,019	10,841
Selling expenses	26,859	26,482
General and administrative expenses	12,230	8,330
Total operating expenses	84,010	71,729
Loss from operating activities	(17,957)	(8,513)
Finance income	299	1,097
Finance costs	(4,993)	(5,080)
Finance income cost	(4,694)	(3,983)
Loss before income taxes	(22,651)	(12,496)
Income taxes	(16)
Net loss	(22,667)	(12,496)
Items that may be reclassified to net profit (loss) in the future
Net change in fair value of FVOCI financial assets, net of tax	14	83
Exchange difference on translation of foreign operations	(516)	33
Other comprehensive income that will be reclassified to profit or loss, net of tax	(502)	116
Total comprehensive loss	$ (23,169)	$ (12,380)
Loss per share
Basic and diluted	$ (0.29)	$ (0.16)